Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense		$ 594,694	$ 3,210,631	$ 1,874,857
Stock Based Compensation Plan [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense		594,694	3,210,631	1,874,857
Equity Option [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense
Equity Option [Member] | Stock Based Compensation Plan [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense			$ 3,210,631	$ 1,874,857
Restricted Stock Units (RSUs) [Member] | Stock Based Compensation Plan [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense by Security Type Included in the Condensed Consolidated Statements [Line Items]
Stock-based compensation expense		$ 594,694